Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	In Thousands (except share data)
	2015	2014	2013
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$23,863	20,777	15,869
Denominator - Weighted average number of common shares outstanding	7,624,108	7,547,087	7,472,373
Basic earnings per common share	$3.13	2.75	2.12
Diluted EPS Computation:
Numerator - Earnings available to common stockholders	$23,863	20,777	15,869
Denominator:
Weighted average number of common shares outstanding	7,624,108	7,547,087	7,472,373
Dilutive effect of stock options	3,527	4,393	4,798
	7,627,635	7,551,480	7,477,171
Diluted earnings per common share	$3.13	$2.75	$2.12